Intangible assets and goodwill - Summary of Goodwill and Trademarks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks	$ 55,929	$ 62,066
Effect of foreign currency exchange rate differences	(7,161)	(6,137)
Goodwill and trademarks	48,768	55,929
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks	53,282	59,129
Effect of foreign currency exchange rate differences	(6,822)	(5,847)
Goodwill and trademarks	46,460	53,282
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and trademarks	2,647	2,937
Effect of foreign currency exchange rate differences	(339)	(290)
Goodwill and trademarks	$ 2,308	$ 2,647